Subsequent Events (Details Narrative)										5 Months Ended	12 Months Ended
	Mar. 19, 2021 shares	Mar. 02, 2021 USD ($) d / TradingDays $ / shares	Feb. 17, 2021 shares	Feb. 16, 2021 shares	Feb. 12, 2021	Feb. 11, 2021 USD ($)	Feb. 08, 2021 USD ($) shares	Feb. 05, 2021 USD ($) d / TradingDays $ / shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 29, 2020 USD ($)	Sep. 23, 2020 USD ($)	Aug. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 27, 2020 USD ($)
Promissory note												$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
Conversion price | $ / shares										$ 0.00906	$ 0.00906
GPL Ventures LLC [Member]
Debt instrument, description									The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Promissory note										$ 16,000	$ 16,000
Convertible promissory note									$ 100,000
Debt instrument, maturity date									Jun. 23, 2021
Trading percentage									60.00%
Conversion price | $ / shares									$ 0.01
Trading days | d / TradingDays									20
Debt term									1 year
Board of Directors [Member]
Shares vested | shares											766,379
Employment Agreement [Member] | Chief Executive Officer [Member]
Shares vested | shares										850,000
Subsequent Event [Member] | Convertible Promissory Note [Member] | GPL Ventures LLC [Member]
Debt instrument, description		The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.						The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Convertible promissory note		$ 50,000						$ 75,000
Debt instrument, maturity date		Mar. 02, 2022						Feb. 05, 2022
Trading percentage		60.00%						60.00%
Conversion price | $ / shares		$ 0.01						$ 0.01
Trading days | d / TradingDays		20						20
Debt term		1 year						1 year
Debt instrument, interest rate		10.00%						10.00%
Subsequent Event [Member] | Convertible Promissory Note [Member] | Quick Capital, LLC [Member]
Debt instrument, description								The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Convertible promissory note								$ 25,000
Debt instrument, maturity date								Feb. 05, 2022
Trading percentage								60.00%
Conversion price | $ / shares								$ 0.01
Trading days | d / TradingDays								20
Debt term								1 year
Debt instrument, interest rate								10.00%
Subsequent Event [Member] | Chief Executive Officer [Member]
Restricted shares issued for acquiring assets, shares | shares			1,616,379
Subsequent Event [Member] | CFO [Member]
Restricted shares issued for acquiring assets, shares | shares			766,379
Subsequent Event [Member] | Consultant [Member]
Restricted shares issued for acquiring assets, shares | shares	750,000
Consulting agreement description					On February 12, 2021, the Company entered into a Consulting Agreement (the "Agreement") with Sylios Corp (the "Consultant") for preparation of the Company's financial reports. Under the terms of the Agreement, the Consultant is to assist the Company in the preparation of its Annual Report on Form 10-K and its Registration Statement on Form S-1. The Agreement shall have a term of three (3) months or until the Company's Registration Statement on Form S-1 is filed with the Securities and Exchange Commission. As compensation, the Consultant, or its designee, shall receive 750,000 shares of common stock.
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Amwaste, Inc (Seller) [Member]
Debt instrument, description							The Note principal shall be reduced by $10,000 if the Note is paid in full on or before March 8, 2021.
Payments for purchasing assets						$ 50,000	$ 150,000
Restricted shares issued for acquiring assets, shares | shares				2,000,000			2,000,000
Promissory note							$ 110,000
Subsequent Event [Member] | Registration Rights Agreement [Member] | GPL Ventures LLC [Member]
Debt instrument, description		The Company and GPL also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on March 9, 2021.						The Company and GPL also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on February 10, 2021.
Subsequent Event [Member] | Registration Rights Agreement [Member] | Quick Capital, LLC [Member]
Debt instrument, description								The Company and Quick also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on February 12, 2021.